CONTINGENCIES AND COMMITMENTS - Disclosure of detailed information about commitments (Details) $ in Thousands	Feb. 28, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 34,295
Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	13,436
1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	20,859
4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Lease Obligations [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	280
Lease Obligations [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	98
Lease Obligations [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	182
Lease Obligations [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Lease Obligations [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Convertible Notes [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	22,051
Convertible Notes [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	1,374
Convertible Notes [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	20,677
Convertible Notes [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Convertible Notes [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Sprott Facility [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	11,964
Sprott Facility [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	11,964
Sprott Facility [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Sprott Facility [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Sprott Facility [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	$ 0